Financial instruments (Tables)	6 Months Ended
Dec. 31, 2019
Financial instruments
Schedule of financial instruments classified into the hierarchical levels in line with IFRS 13
	IFRS 13 fair value hierarchy	Carrying value	Fair value

Instrument		Rm	Rm	Valuation method	Significant inputs
Listed long-term debt	Level 1	45 829	49 001	Fair value	Quoted market price for the same or similar instruments
Derivative financial assets and liabilities	Level 2	(537)	(537)	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	Foreign exchange rates, market commodity prices, US$ swap curve, as appropriate
Derivative financial assets and liabilities¹	Level 3	(674)	(674)	Forward rate interpolator model, discounted expected cash flows, numerical approximation, as appropriate	US PPI and US labour index forecast, US dollar and Rand treasury curves, Rand zero swap discount rate
1	Relates to the embedded derivative contained in the Oxygen Train 17 agreement with Air Liquide, IFRS 16 adoption impact of R624 million and R50 million fair value adjustment at 31 December 2019.
For all other financial instruments, fair value approximates carrying value.